Intangible assets - Total recoverable amount and total carrying value of CGUs to which goodwill has been allocated (Details) ₩ in Millions	Dec. 31, 2021 KRW (₩)
Total Recoverable Amount And Total Carrying Value Of CGUs To Which Goodwill Has Been Allocated, Are As Follows [Abstract]
Total recoverable amount	₩ 51,932,888
Total carrying value	45,482,263	[1]
Difference	₩ 6,450,625

[1]	It is the carrying value after reflecting the impairment loss in the banking and securities sector.